PTA COMPREHENSIVE ALTERNATIVES FUND

 (a series of Northern Lights Fund Trust)

Class I shares	BPFIX
Class A shares	BPFAX
Class C shares	BPFCX

Supplement dated December 26, 2012
to the Prospectus dated September 1, 2012

_____________________________________

Effective December 7, 2012 the Adviser has engaged Horizon Asset Management LLC to serve as sub-adviser to the Fund.  The Adviser, on behalf of itself and on behalf of the Fund it advises or may advise in the future, has received an order from the Securities and Exchange Commission that allows the Adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  The order eliminates the need for a shareholders meeting and vote to approve sub-advisers.  Shareholders will be notified if and when a new sub-adviser is employed by the Adviser.

The following is to be included under the relevant headings throughout the Prospectus.

SUB-ADVISER:  Horizon Asset Management LLC

SUB-ADVISER:  Horizon Asset Management LLC (“Horizon”), 470 Park Avenue South, 4th Floor South, New York, New York 10016, serves as sub-adviser to the Fund, subject to the authority of the Northern Lights Fund Trust Board of Trustees and oversight by the Adviser. Horizon is a subsidiary of Horizon Kinetics LLC (“Horizon Kinetics”). The sub-adviser is responsible for managing a portion of the Fund’s assets utilizing a credit premium strategy. The sub-adviser manages the Fund in accordance with its investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the Adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee based upon the portion of the Fund's average daily net assets which it manages  The sub-adviser is paid by the Adviser, not the Fund.

SUB-ADVISERS’ PORTFOLIO MANAGERS:

Murray Stahl

Murray Stahl is Chairman of the Board of Horizon Kinetics and co-founded the Firm in 1994. He has over thirty years of investing experience and is responsible for overseeing the Horizon Kinetics’ Research Team. Murray also serves as Chairman of the Firm’s Investment Committee, which is responsible for all portfolio management decisions and is a member of the Board.  Previously, Murray spent 16 years at Bankers Trust Company (1978-1994) as a senior portfolio manager and research analyst.  As a senior fund manager, he was responsible for investing the Utility Mutual Fund, along with three of the bank’s Common Trust Funds:  The Special Opportunity Fund, The Utility Fund, and The Tangible Assets Fund.  He was also a member of the Equity Strategy Group and the Investment Strategy Group, which established asset allocation guidelines for the Private Bank.  By 1994, Murray managed approximately $600 million in trust and fund assets and was deeply involved in new product development.  Murray received a BA and MA from Brooklyn College and an MBA from Pace University.

Steven Bregman

Steven Bregman is the Portfolio Manager of Horizon Kinetics’ Core Value strategy and co-founded the Firm in 1994.  Steven serves on the Investment Committee, the Board and is a senior member of the Horizon Kinetics Research Team, with oversight responsibilities for all research reports produced by the Firm. Previously, he was a senior investment officer in the Private Bank at Bankers Trust Company (1985-1994), where he was a member of the Institutional/Individual Group responsible for the bank’s larger individual relationships and for setting equity investment guidelines for the Private Bank. Steven also served as a member of the Special Situations Equity Strategy Group, and in a variety of new product development projects. By 1994 Steven managed approximately $600 million in private client assets. He received a BA from Hunter College.

Peter Doyle

Peter Doyle is a Senior Member of the Horizon Kinetics Research Team and co-founded the Firm in 1994. He is a member of the Investment Committee and the Board and manages customized portfolios for a number of Horizon Kinetics’ private clients. Peter is also the President of the Kinetics Mutual Funds, Inc., a series of U.S. mutual funds managed by Kinetics Asset Management LLC, a subsidiary of Horizon Kinetics. Previously, Peter was with Bankers Trust Company (1985-1994) as a Senior Investment Officer, where he also served on the Finance, Utility, and REIT Research sub-group teams. Peter received a BS from St. John’s University and an MBA from Fordham University.

_________________________

This Supplement, and the Prospectus and Statement of Additional Information both dated September 1, 2012, as amended December 26, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-899-2726.

PTA COMPREHENSIVE ALTERNATIVES FUND

 (a series of Northern Lights Fund Trust)

Class I shares	BPFIX
Class A shares	BPFAX
Class C shares	BPFCX

Supplement dated December 26, 2012
to the Statement of Additional Information dated September 1, 2012

_____________________________________

Effective December 7, 2012, the Adviser has engaged, Horizon Asset Management LLC to serve as sub-adviser to the Fund. The following is to be included under the relevant headings throughout the Statement of Additional Information.

Horizon Asset Management LLC (“Horizon”), 470 Park Avenue South, 4th Floor South, New York, New York 10016, serves as sub-adviser to the Fund, subject to the authority of the Northern Lights Fund Trust Board of Trustees and oversight by the Adviser.  Horizon is a subsidiary of Horizon Kinetics LLC (“Horizon Kinetics”). The sub-adviser is responsible for managing a portion of the Fund’s assets. The sub-adviser manages the Fund in accordance with its investment objective, policies and restrictions.  Pursuant to a sub-advisory agreement between the Adviser and sub-adviser, the sub-adviser is entitled to receive an annual sub-advisory fee based upon the portion of the Fund's average daily net assets which it manages.  The sub-adviser is paid by the Adviser, not the Fund.

PORTFOLIO MANAGERS

The sub-adviser’s portfolio managers are Murray Stahl, Steven Bregman and Peter Doyle.

As of December 18, 2012, Murray Stahl, Steven Bregman and Peter Doyle of Horizon were each responsible for the portfolio management of the following types of accounts in addition to the Fund:

Sub-Adviser Portfolio Managers

Murray Stahl

(Data as of December 18, 2012)

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	12	$1,341	0	$0
Other Pooled Investment Vehicles	21	$1,100	19	$856
Other Accounts	811	$2144	4	$78

Steven Bregman

(Data as of December 18, 2012)

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$3.7	0	$0
Other Pooled Investment Vehicles	4	$221	2	$116
Other Accounts	4,245	$3,309	0	$0

Peter Doyle

(Data as of December 18, 2012)

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	12	$1,804	0	$0
Other Pooled Investment Vehicles	11	$919	7	$248
Other Accounts	776	$964	0	$0

Compensation.

Horizon Asset Management LLC

Horizon’s portfolio managers are responsible for managing multiple types of accounts that may, or may not, invest in securities in which the Fund may invest or pursue a strategy similar to the Fund.  The portfolio managers are responsible for managing a portion of the assets of the Fund and may also manage other registered investment companies, certain of which are managed in a sub-advisory capacity.  Horizon’s portfolio managers may also manage unregistered funds and/or other pooled investment vehicles, separate accounts, and model portfolios.

Compensation of Horizon’s portfolio managers consists of a salary and discretionary bonus.  Salary is typically a function of the skill and experience of the particular individual, and discretionary bonuses are based on the overall contribution to the firm, but are not tied directly to Fund performance.  Additionally, shareholders of the firm, some of whom are portfolio managers, derive the benefits normally associated with the ownership of a profitable corporation such as distributions of profits.

This Supplement, and the Prospectus and Statement of Additional Information both dated September 1, 2012, as amended December 26, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated September 1, 2012, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-888-899-2726.